OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                      	Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Cullen Value Fund
          Schedule of Investments  3/31/06

Shares                                                             Value
          COMMON STOCKS - 89.6 %
          Energy - 8.0 %
          Coal & Consumable Fuels - 0.2 %
48,600    Cameco Corp. (b)                                        $1,749,600
          Integrated Oil & Gas - 2.2 %
122,000   ConocoPhillips                                          $7,704,300
118,000   Petroleo Brasileiro SA *                                 10,227,060
                                                                  $17,931,360
          Oil & Gas Equipment & Services - 2.1 %
304,000   Tidewater, Inc. *                                       $16,789,920
          Oil & Gas Exploration & Production - 3.5 %
121,900   Anadarko Petroleum Corp.                                $12,313,119
360,100   Encana Corp.                                             16,827,473
                                                                  $29,140,592
          Total Energy                                            $65,611,472
          Materials - 8.1 %
          Construction Materials - 3.1 %
388,150   Cemex SA (A.D.R.)                                       $25,338,432
          Diversified Metals & Mining - 2.3 %
968,500   Anglo American Plc  (b)                                 $18,953,545
          Forest Products - 2.7 %
308,800   Weyerhaeuser Co.                                        $22,366,384
          Total Materials                                         $66,658,361
          Capital Goods - 5.4 %
          Aerospace & Defense - 2.7 %
494,400   Raytheon Co.                                            $22,663,296
          Industrial Conglomerates - 2.7 %
639,200   General Electric Co.                                    $22,231,376
          Total Capital Goods                                     $44,894,672
          Transportation - 3.3 %
          Railroads - 3.3 %
298,600   Canadian National Railway Co.                           $13,520,608
269,900   Canadian Pacific Railway, Ltd.  (b)                      13,486,903
                                                                  $27,007,511
          Total Transportation                                    $27,007,511
          Automobiles & Components - 1.8 %
          Auto Parts & Equipment - 1.8 %
242,750   Borg-Warner Automotive, Inc.                            $14,574,710
          Total Automobiles & Components                          $14,574,710
          Retailing - 3.0 %
          Home Improvement Retail - 3.0 %
579,500   Home Depot, Inc.                                        $24,512,850
          Total Retailing                                         $24,512,850
          Food, Beverage & Tobacco - 11.1 %
          Agricultural Products - 2.5 %
626,450   Archer Daniels Midland Co.                              $21,080,043
          Distillers & Vintners - 2.9 %
373,000   Diageo Plc (A.D.R.)  (b)                                $23,659,390
          Packaged Foods & Meats - 5.7 %
257,000   General Mills, Inc.                                     $13,024,760
216,100   Nestle SA (A.D.R.)                                       16,038,510
260,100   Unilever N.V.                                            18,004,122
                                                                  $47,067,392
          Total Food, Beverage & Tobacco                          $91,806,825
          Pharmaceuticals & Biotechnology - 8.3 %
          Pharmaceuticals - 8.3 %
401,500   GlaxoSmithKline                                         $21,002,465
973,250   Pfizer, Inc.                                             24,253,390
483,000   Wyeth                                                    23,435,160
                                                                  $68,691,015
          Total Pharmaceuticals & Biotechnology                   $68,691,015
          Banks - 9.2 %
          Diversified Banks - 6.3 %
468,000   Bank of America Corp.                                   $21,312,720
341,200   ICICI Bank, Ltd. (A.D.R.)                                9,444,416
380,600   Wachovia Corp.                                           21,332,630
                                                                  $52,089,766
          Regional Banks - 2.9 %
668,000   Regions Financial Corp.                                 $23,493,560
          Total Banks                                             $75,583,326
          Diversified Financials - 10.3 %
          Diversified Capital Markets - 3.1 %
232,000   UBS AG                                                  $25,513,040
          Investment Banking & Brokerage - 2.7 %
284,400   Merrill Lynch & Co., Inc.                               $22,399,344
          Diversified Financial Services - 4.5 %
243,250   Citigroup, Inc.                                         $11,488,698
610,000   J.P. Morgan Chase & Co.                                  25,400,400
                                                                  $36,889,098
          Total Diversified Financials                            $84,801,482
          Insurance - 8.3 %
          Life & Health Insurance - 2.6 %
439,000   MetLife, Inc.                                           $21,234,430
          Multi-Line Insurance - 2.6 %
270,000   Hartford Financial Services Group, Inc.                 $21,748,500
          Property & Casualty Insurance - 3.1 %
262,650   Chubb Corp.                                             $25,067,316
          Total Insurance                                         $68,050,246
          Technology Hardware & Equipment - 7.3 %
          Communications Equipment - 2.8 %
1,100,000 Nokia Corp. (A.D.R.)  (b)                               $22,792,000
          Computer Hardware - 3.0 %
757,500   Hewlett-Packard Co.                                     $24,921,750
          Technology Distributors - 1.5 %
372,550   Arrow Electronics, Inc. *                               $12,022,189
          Total Technology Hardware & Equipment                   $59,735,939
          Telecommunication Services - 5.6 %
          Integrated Telecommunication Services - 5.6 %
652,000   BellSouth Corp.                                         $22,591,800
690,000   Verizon Communications, Inc.                             23,501,400
                                                                  $46,093,200
          Total Telecommunication Services                        $46,093,200
          TOTAL COMMON STOCKS
          (Cost   $681,778,550)                                   $738,021,609
Principal
Amount                                                             Value
          TEMPORARY CASH INVESTMENTS - 16.9 %
          Repurchase Agreement - 11.7 %
96,400,000UBS Warburg, Inc., 4.45%,  dated 3/31/05, repurchase price of
		$96,400,000
          plus accrued interest on 4/3/06 collateralized by $100,541,000 U.S.
Treasury
Shares    Bill, 4.645%, 6/29/06                                   $96,400,000
          Security Lending Collateral - 5.2%
43,085,050Security Lending Investment Fund, 4.67%                 $43,085,050
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $139,485,050)                                   $139,485,050

          TOTAL INVESTMENT IN SECURITIES - 106.5%
          (Cost   $821,263,600)                                   $877,506,659

          OTHER ASSETS AND LIABILITIES - (6.5)%                   $(53,589,058)

          TOTAL NET ASSETS - 100.0%                               $823,917,601

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $821,263,600 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $56,916,482

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (673,423)

          Net unrealized gain                                     $56,243,059

(b)       At March 31, 2006, the following securities were out on loan:

Shares                          Description                        Value
51,732    Anglo American Plc                                      $1,012,395
46,077    Cameco Corp.                                             1,658,772
256,405   Canadian Pacific Railway, Ltd.                           12,812,558
314,955   Diageo Plc (A.D.R.)                                      19,977,586
1,045,000 Nokia Corp. (A.D.R.)                                     21,652,400
                                                                  $57,113,711




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.